Additional Financial Information - Accounts Receivable Monetization (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received (paid or to be paid)		$ 491.9	$ 383.0	$ 278.3
Carrying value of receivables transferred and derecognized		512.3	400.5	285.0
Loss recorded related to transfers of receivables		$ 20.4	$ 17.5	$ 6.7
Trade Accounts Receivable | Pooled Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized	$ 5.8
Less amounts from collections reinvested under revolving agreement	(2.9)
Proceeds from new transfers	2.9
Collections not reinvested and remitted or to be remitted	0.5
Net cash proceeds received (paid or to be paid)	3.4
Carrying value of receivables transferred and derecognized	5.8
Obligations recorded	1.1
Loss recorded related to transfers of receivables	$ 1.0